Transfers and Servicing of Financial Assets - Key Valuation Assumptions for MSRs at Initial Recognition (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Mortgage servicing rights, at lower of amortized cost or fair value	$ 0		$ 42,202,000
Minimum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Discount rates	9.25%		8.00%		8.00%
Cost of servicing (in usd per loan)	73		70		91
Maximum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Discount rates	11.00%		11.00%		11.00%
Cost of servicing (in usd per loan)	74		90		96
FNMA
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Company's assumptions for default rate	3.97%		2.37%
FNMA | Minimum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Annual prepayment speeds (by investor type)	7.79%		6.00%		3.20%
FNMA | Maximum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Annual prepayment speeds (by investor type)	10.38%		14.26%		6.70%
FNMA | Acquired in a merger with Swain | Minimum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Annual prepayment speeds (by investor type)	10.05%	[1]	16.80%	[1]	4.40%	[1]
FNMA | Acquired in a merger with Swain | Maximum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Annual prepayment speeds (by investor type)	29.68%	[1]	31.84%	[1]	15.30%	[1]
GNMA
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Company's assumptions for default rate	6.44%		5.41%
GNMA I | Minimum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Annual prepayment speeds (by investor type)	7.95%		6.68%		5.20%
GNMA I | Maximum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Annual prepayment speeds (by investor type)	12.89%		15.00%		8.30%
GNMA II | Minimum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Annual prepayment speeds (by investor type)	7.43%		6.00%		4.50%
GNMA II | Maximum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Annual prepayment speeds (by investor type)	9.27%		11.26%		10.90%
FHLMC
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Company's assumptions for default rate	3.82%
Mortgage servicing rights, at lower of amortized cost or fair value			$ 0
FHLMC | Minimum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Annual prepayment speeds (by investor type)	7.68%
FHLMC | Maximum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Annual prepayment speeds (by investor type)	8.74%

[1]	Represents older, higher interest rate loans acquired from the Company's merger with Swain in 2009.